July 21, 2010

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:       Wells Fargo Funds Trust (the "Trust")

Wells Fargo Advantage Small/Mid Cap Core Fund
Wells Fargo Advantage Special Small Cap Value Fund
Wells Fargo Advantage Growth Opportunities Fund
Wells Fargo Advantage Traditional Small Cap Growth Fund
(the “ Small/Mid Cap Funds”)
Wells Fargo Advantage Classic Value Fund
Wells Fargo Advantage Core Equity Fund
Wells Fargo Advantage Disciplined U.S. Core Fund
Wells Fargo Advantage Disciplined Value Fund
Wells Fargo Advantage Intrinsic Value Fund
Wells Fargo Advantage Large Cap Core Fund
Wells Fargo Advantage Omega Growth Fund
Wells Fargo Advantage Premier Large Company growth Fund
Wells Fargo Advantage Strategic Large Cap Growth Fund
(the “Large Cap Stock Funds”)
Wells Fargo Advantage Index Fund
( each the "Fund", collectively the “Funds”)

Post-Effective Amendment No. 171 to Registration Statement

No. 333-74295/811-09253

Dear Sir or Madam:

The Trust submits this filing for each of its series, except for Wells Fargo Advantage Large Cap Funds classes A, B and C, class R, Investor class, Institutional class, and Administrator class with respect to its prospectuses, Wells Fargo Advantage Small/Mid Cap Funds with respect to its Statements of Additional Information (the “Exclusions”).  Each of these aforementioned Funds has submitted a 497(c) filing to reflect non-material changes that had been made to the disclosure documents referenced above.

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that, except for the Exclusions, (i) the form of the Fund’s prospectus and Statements of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 171 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on July 19, 2010.

If you have any questions or would like further information, please call Maureen Towle at (617) 210-3682.

Very truly yours,

/s/ Maureen E. Towle